Income taxes - Reconciliation of the effective income tax rate (Detail)		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Tax [Abstract]
Effective statutory tax rate		31.00%	31.00%	31.00%
Changes in deferred tax valuation allowances		8.70%	(0.30%)	(58.30%)
Additional taxable income		0.70%	0.60%	(2.90%)
Non-deductible expenses	[1]	7.10%	2.90%	(110.30%)
Non-taxable income	[2]	(4.50%)	(23.50%)	16.80%
Dividends from foreign subsidiaries		0.00%	0.10%	0.00%
Tax effect of undistributed earnings of foreign subsidiaries		0.00%	0.20%	(2.80%)
Different tax rate applicable to income (loss) of foreign subsidiaries		(4.00%)	(0.90%)	(19.80%)
Effect of changes in foreign tax laws		1.10%	(0.90%)	0.50%
Tax benefit recognized on the outside basis differences for investment in subsidiaries and affiliates	[3]	(8.70%)	(0.10%)	5.40%
Other		(0.90%)	2.50%	(10.80%)
Effective tax rate		30.50%	11.60%	(151.20%)

[1]	Non-deductible expenses during the year ended March 31, 2019 includes approximately ¥21 billion relating to goodwill impairment losses (which increased Nomura’s effective tax rate by 56.3%) and approximately ¥13 billion relating to litigation provisions and settlements (which increased Nomura’s effective tax rate by 34.0%).
[2]	Non-taxable income during the year ended March 31, 2020 includes approximately ¥53 billion of the tax effect from non-taxable dividend income from affiliated Nomura companies, including deemed dividend (which decreased Nomura’s effective tax rate by 21.2%).
[3]	Tax benefit recognized on the outside basis differences for investment in subsidiaries and affiliates during the year ended March 31, 2021 of approximately ¥21 billion (which decreased Nomura’s effective tax rate by 9.1%) arises from the recognition of deferred tax assets following our decision to transfer the ownership of a certain wholly-owned subsidiary within Nomura and liquidate the subsidiary in the foreseeable future. The valuation allowances of ¥3 billion have been recognized against these deferred tax assets, the impact of which are reported in Changes in deferred tax valuation allowances for the same period.